INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	DAC AND OTHER DEFERRED ASSETS/LIABILITIES
Changes in the DAC asset for the years ended December 31, 2022, and 2021 were as follows:
December 31, 2022

	Protection Solutions				Individual Retirement				Legacy	Group Retirement		Corporate and Other	Total
	Term	UL	VUL	IUL	GMxBCore	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)
	(in millions)
Balance beginning of the year	$385	$180	$799	$180	$1,653	$156	$121	$1,070	$631	$677	$94	$138	$6,084
Capitalization	18	11	142	16	109	12	40	378	27	74	14	—	841
Amortization (2)	(41)	(12)	(52)	(11)	(137)	(12)	(13)	(169)	(65)	(41)	(19)	(11)	(583)
Balance, December 31, 2022	$362	$179	$889	$185	$1,625	$156	$148	$1,279	$593	$710	$89	$127	$6,342
______________
(1)    “CB” defined as Closed Block
(2)     DAC amortization of $3 million related to Other not reflected in table above.

December 31, 2021

	Protection Solutions				Individual Retirement				Legacy	Group Retirement		Corporate and Other	Total
	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)
	(in millions)
Balance beginning of the year	$403	$177	$714	$162	$1,646	$154	$94	$855	$667	$634	$101	$150	$5,757
Capitalization	26	15	133	28	141	15	38	350	30	84	16	—	876
Amortization (2)	(44)	(12)	(48)	(10)	(134)	(13)	(11)	(135)	(66)	(41)	(23)	(12)	(549)
Balance, December 31, 2021	$385	$180	$799	$180	$1,653	$156	$121	$1,070	$631	$677	$94	$138	$6,084
______________
(1)     “CB” defined as Closed Block
(2)     DAC amortization of $3 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

December 31,
2020
(in millions)
Balance, beginning of year	$5,840
Capitalization of commissions, sales and issue expenses	669
Amortization:
Impact of assumptions updates and model changes	(1,109)
All other	(504)
Total amortization	(1,613)
Change in unrealized investment gains and losses	(654)
Reclassified to assets HFS	1
Balance, end of year	$4,243

Changes in the Individual Retirement Sales Inducement Assets for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022		December 31, 2021
	GMxB Core	GMxB Legacy	GMxB Core	GMxB Legacy
	( in millions)
Balance beginning of the year	$147	$222	$158	$246
Capitalization	2	—	1	—
Amortization	(12)	(22)	(12)	(24)
Balance, end of the year	$137	$200	$147	$222

Changes in the Protection Solutions Unearned Revenue Liability for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022			December 31, 2021
	UL	VUL	IUL	UL	VUL	IUL
	(in millions)
Balance beginning of the year	$80	$619	$94	$60	$566	$24
Capitalization	21	105	71	25	92	74
Amortization	(6)	(40)	(8)	(5)	(39)	(4)
Balance, end of the year	$95	$684	$157	$80	$619	$94

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the Sales Inducement Assets asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$430
Amortization charged to income	(26)
Balance, end of year	$404

The following table presents a reconciliation of DAC to the consolidated balance sheet as of December 31, 2022, and 2021

	Years Ended December 31,
	2022	2021
	(in millions)
Protection Solutions
Term	$362	$385
Universal Life	179	180
Variable Universal Life	889	799
Indexed Universal Life	185	180
Individual Retirement
GMxB Core	1,625	1,653
EQUI-VEST Individual	156	156
Investment Edge	148	121
SCS	1,279	1,070
Legacy Segment
GMxB Legacy	593	631
Group Retirement
EQUI-VEST Group	710	677
Momentum	89	94
Corporate and Other	127	138
Other	27	29
Total	$6,369	$6,113

Annually, or as circumstances warrant, we will review the associated decrements assumptions. (i.e. mortality and lapse) based on our multi-year average of companies experience with actuarial judgements to reflect other observable industry trends. In addition to DAC, the Unearned Revenue Liability and Sales Inducement Asset (“SIA”) use similar techniques and quarterly update processes for balance amortization.
During the third quarter of 2022 and 2021, we completed our annual assumption update and the impact to the current period amortization of DAC and DAC like balances due to the new assumptions is immaterial. There were as no other material changes to the inputs, judgements or calculation processes used in the DAC calculation this period or year.
LIABILITIES FOR FUTURE POLICYHOLDER BENEFITSThe following table summarizes balances and changes in the liability for future policy benefits for nonparticipating traditional and limited pay contracts as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Protection Solutions	Individual Retirement	Legacy	Corporate & Other		Protection Solutions	Individual Retirement	Legacy	Corporate & Other
	Term	Payout	Payout	Group Pension	Health	Term	Payout	Payout	Group Pension	Health
	(in millions)
Present Value of Expected Net Premiums
Balance, beginning of year	$2,485	$—	$—	$—	$22	$2,492	$—	$—	$—	$35
Beginning balance at original discount rate	1,864	—	—	—	19	1,762	—	—	—	29
Effect of changes in cash flow assumptions	204	—	—	—	(10)	69	—	—	—	—
Effect of actual variances from expected experience	31	—	—	—	(15)	15	—	—	—	(8)
Adjusted beginning of year balance	2,099	—	—	—	(6)	1,846	—	—	—	21
Issuances	76	—	—	—	—	111	—	—	—	—
Interest accrual	97	—	—	—	—	92	—	—	—	1
Net premiums collected	(194)	—	—	—	1	(185)	—	—	—	(3)
Ending Balance at original discount rate	2,078	—	—	—	(5)	1,864	—	—	—	19
Effect of changes in discount rate assumptions	22	—	—	—	—	621	—	—	—	3
Balance, end of year	$2,100	$—	$—	$—	$(5)	$2,485	$—	$—	$—	$22

	December 31, 2022					December 31, 2021
	Protection Solutions	Individual Retirement	Legacy	Corporate & Other		Protection Solutions	Individual Retirement	Legacy	Corporate & Other
	Term	Payout	Payout	Group Pension	Health	Term	Payout	Payout	Group Pension	Health
	(Dollars in millions)
Present Value of Expected Future Policy Benefits
Balance, beginning of year	$4,294	$1,114	$2,547	$683	$2,092	$4,475	1,158	2,250	$780	$2,334
Beginning balance of original discount rate	3,241	883	2,400	632	1,915	3,184	883	1,993	686	2,028
Effect of changes in cash flow assumptions	222	(2)	(1)	—	(5)	69	34	4	(2)	—
Effect of actual variances from expected experience	31	(1)	(4)	1	(13)	11	(8)	9	1	(4)
Adjusted beginning of year balance	3,494	880	2,395	633	1,897	3,264	909	2,006	685	2,024
Issuances	82	23	758	—	—	117	26	490	—	—
Interest accrual	168	40	63	21	61	168	40	61	23	65
Benefits payments	(353)	(98)	(192)	(71)	(163)	(308)	(92)	(157)	(76)	(174)
Ending Balance at original discount rate	3,391	845	3,024	583	1,795	3,241	883	2,400	632	1,915
Effect of changes in discount rate assumptions	74	(17)	(335)	(60)	(242)	1,053	231	147	51	177
Balance, end of year	$3,465	$828	$2,689	$523	$1,553	$4,294	$1,114	$2,547	$683	$2,092

Net liability for future policy benefits	$1,365	$828	$2,689	$523	$1,558	$1,809	$1,114	$2,547	$683		$2,070
Less: Reinsurance recoverable	21	—	(465)	—	(1,242)	(42)	—	(143)	—		(1,641)
Net liability for future policy benefits, after reinsurance recoverable	$1,386	$828	$2,224	$523	$316	$1,767	$1,114	$2,404	$683	$—	$429
Weighted-average duration of liability for future policyholder benefits (years)	7.0	9.5	8.1	7.2	8.7	7.5	9.6	8.4	7.2		8.9

The following table reconciles the net liability for future policy benefits and liability of death benefits to the liability for future policy benefits in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Reconciliation
Term	$1,365	$1,809
Individual Retirement - Payout	828	1,114
Legacy - Payout	2,689	2,547
Group Pension - Benefit Reserve & DPL	523	683
Health	1,558	2,070
UL and VUL - additional liability for death benefits	1,109	1,087
subtotal	8,072	9,310
Whole Life Closed Block and Open Block products	5,664	5,911
Other (1)	908	1,175
Future policyholder benefits total	14,644	16,396
Other policyholder funds and dividends payable	1,959	1,782
Total	$16,603	$18,178
______________
(1)Primarily consists of Future policy benefits related to Protective Life and Annuity, Assumed Life and DI, GRP Life Run off, VISL rider and Employee Benefits.
The following table provides the amount of undiscounted and discounted expected gross premiums and expected future benefits and expenses related to nonparticipating traditional and limited payment contracts as of December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in millions)
Term
Expected future benefit payments and expenses (undiscounted)	$6,022	$5,846
Expected future gross premiums (undiscounted)	7,273	7,230
Expected future benefit payments and expenses (discounted; AOCI basis)	3,465	4,294
Expected future gross premiums (discounted; AOCI basis)	3,904	5,102

Payout - Legacy
Expected future benefit payments and expenses (undiscounted)	3,947	3,066
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted; AOCI basis)	2,607	2,471
Expected future gross premiums (discounted; AOCI basis)	—	—

Payout
Expected future benefit payments and expenses (undiscounted)	1,460	1,538
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted; AOCI basis)	801	1,089
Expected future gross premiums (discounted; AOCI basis)	—	—

Group Pension
Expected future benefit payments and expenses (undiscounted)	730	797
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted; AOCI basis)	563	662
Expected future gross premiums (discounted; AOCI basis)	—	—

Health
Expected future benefit payments and expenses (undiscounted)	2,510	2,687
Expected future gross premiums (undiscounted)	99	120
Expected future benefit payments and expenses (discounted; AOCI basis)	1,533	2,052
Expected future gross premiums (discounted; AOCI basis)	$78	$108

The tables below summarizes the revenue and interest related to nonparticipating traditional and limited payment contracts for the year ended December 31, 2022 and 2021:

	Gross Premium		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Term	$275	$282	$70	$75
Payout - Legacy	101	106	63	60
Payout	22	—	40	40
Group Pension	—	—	21	24
Health	9	10	61	64
Total	$407	$398	$255	$263

The following table provides the weighted average interest rates for the liability for future policy benefits as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Weighted Average Interest Rate
Term Life
Interest accretion rate	5.7%	5.8%
Current discount rate	5.1%	2.4%
Payout - Legacy
Interest accretion rate	3.4%	3.1%
Current discount rate	5.0%	2.3%
Payout - Non-Legacy
Interest accretion rate	4.9%	4.9%
Current discount rate	5.2%	2.6%
Group Pension
Interest accretion rate	3.4%	3.4%
Current discount rate	5.1%	2.3%
Health
Interest accretion rate	3.3%	3.3%
Current discount rate	5.2%	2.5%

Additional Insurance Liability
The following table provides the balance, changes in and the weighted average durations of the additional insurance liabilities as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	Protection Solutions
	Universal Life	Universal Life
	(Dollars in millions)
Balance, beginning of the period	$1,087	$1,021
Beginning balance before AOCI adjustments	1,076	1,005
Effect of changes in interest rate & cash flow assumptions and model changes	8	(4)
Effect of actual variances from expected experience	25	8
Adjusted beginning of the period balance	1,109	1,009
Interest accrual	49	45
Net assessments collected	68	85
Benefit payments	(91)	(63)
Ending balance before shadow reserve adjustments	1,135	1,076
Effect of reserve adjustment recorded in AOCI	(26)	11
Balance, end of the period	$1,109	$1,087

Net liability for additional liability (1)	$1,109	$1,087
Less: Reinsurance recoverable	—	—
Net liability for additional liability, after reinsurance recoverable	$1,109	$1,087

Weighted-average duration of additional liability - death benefit (years)	22.0	23.2

The following table provides the revenue, interest and weighted average interest rates, related to the additional insurance liabilities for the years ended and as of December 31, 2022 and 2021.

	Assessments		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Universal Life	$666	$850	$49	$45
Total	$666	$850	$49	$45

	December 31,
	2022	2021
Weighted Average Interest Rate
Universal Life	4.5%	4.5%
Interest accretion rate	4.5%	4.5%

The discount rate used for additional insurance liabilities reserve is based on the crediting rate at issue.
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION
In accordance with statutory accounting practices, the following table presents the combined statutory net income (loss), surplus, capital stock & AVR, and securities on deposits for Equitable Financial, Equitable America, USFL, Equitable L&A and CS Life.

	2022	2021	2020
	(in millions)
Years Ended December 31,
Combined statutory net income (loss) (1) (2)	$148	$(936)	$396

As of December 31,
Combined surplus, capital stock and AVR	$7,125	$6,864
Combined securities on deposits in accordance with various government and state regulations	$17	$65
_____________
(1) For 2021, excludes CS Life which was sold June 1, 2021.
(2) For 2020, excludes USFL which was sold April 1, 2020.
In 2022 and 2020, Equitable Financial paid to its direct parent, which subsequently distributed such amount to Holdings, an ordinary shareholder dividend of $930 million and $2.1 billion, respectively. Equitable Financial did not pay ordinary dividends during 2021 due to operating losses.
Dividend Restrictions
As domestic insurance subsidiaries regulated by insurance laws of their respective domiciliary states, Equitable Financial and Equitable America are subject to restrictions as to the amounts they may pay as dividends and amounts they may repay of surplus notes to Holdings.
State insurance statutes also typically place restrictions and limitations on the amount of dividends or other distributions payable by insurance company subsidiaries to their parent companies, as well as on transactions between an insurer and its affiliates. Under New York’s insurance laws, which are applicable to Equitable Financial, a domestic stock life insurer may not, without prior approval of the NYDFS, pay an ordinary dividend to its stockholders exceeding an amount calculated based on a statutory formula (“Ordinary Dividend”). Dividends in excess of this amount require the insurer to file a notice of its intent to declare the dividends with the NYDFS and obtain prior approval or non-disapproval from the NYDFS with respect to such dividends (“Extraordinary Dividend”). Due to a permitted statutory accounting practice agreed to with the NYDFS, Equitable Financial will need the prior approval of the NYDFS to pay the portion, if any, of any Ordinary Dividend that exceeds the Ordinary Dividend that Equitable Financial would be permitted to pay under New York’s insurance laws absent the application of such permitted practice (such excess, the “Permitted Practice Ordinary Dividend”).
Applying the formulas above, Equitable Financial could pay an Ordinary Dividend of up to approximately $1.7 billion in 2023.
Intercompany Reinsurance
Equitable Financial and Equitable America receive statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2022, EQ AZ Life Re holds $1.7 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.
Prescribed and Permitted Accounting Practices
As of December 31, 2022, the following three prescribed and permitted practices resulted in net income (loss) and capital and surplus that is different from the statutory surplus that would have been reported had NAIC statutory accounting practices been applied.
Equitable Financial was granted a permitted practice by the NYDFS to apply SSAP 108, Derivatives Hedging Variable Annuity Guarantees on a retroactive basis from January 1, 2021 through June 30, 2021, after reflecting the impacts of our reinsurance transaction with Venerable. The permitted practice was amended to also permit Equitable Financial to adopt SSAP 108 prospectively as of July 1, 2021 and to consider the impact of both the interest rate derivatives and the general account assets used to fully hedge the interest rate risk inherent in its variable annuity guarantees when determining the amount of the deferred asset or liability under SSAP 108. Application of the permitted practice partially mitigates the New York Insurance Regulation 213 (“Reg 213”) impact of the Venerable Transaction on Equitable Financial’s statutory capital and surplus and enables Equitable Financial to more effectively neutralize the impact of interest rates on its statutory surplus and to better align with our economic hedging program. The impact of applying this permitted practice relative to SSAP 108 as written was an increase of approximately $86 million in statutory special surplus funds, a decrease of $1.3 billion in statutory net income for the year ended December 31, 2022 and an increase of $1.4 billion for the year ended December 31, 2021, which will be amortized over five years for each of the retrospective and prospective components. The permitted practice also reset Equitable Financial’s unassigned surplus to zero as of June 30, 2021 to reflect the transformative nature of the Venerable Transaction.
The NAIC Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of New York. However, Reg 213 adopted in May of 2019 and as amended in February 2020 and March 2021, differs from the NAIC variable annuity reserve and capital framework. Reg 213 requires Equitable Financial to carry statutory basis reserves for its variable annuity contract obligations equal to the greater of those required under (i) the NAIC standard or (ii) a revised version of the NYDFS requirement in effect prior to the adoption of the first amendment for contracts issued prior to January 1, 2020, and for policies issued after that date a new standard that in current market conditions imposes more conservative reserving requirements for variable annuity contracts than the NAIC standard.
The impact of the application of Reg 213 was a decrease of approximately $1.9 billion in statutory surplus as of December 31, 2022 compared to statutory surplus under the NAIC variable annuity framework. Our hedging program is designed to hedge the economics of our insurance liabilities and largely offsets Reg 213 and NAIC framework reserve movements due to interest rates and equities. The NYDFS allows domestic insurance companies a five year phase-in provision for Reg 213 reserves. As of September 30, 2022, Equitable Financial’s Reg 213 reserves were 100% phased-in. As of December 31, 2022, given the prevailing market conditions and business mix, there are no Reg 213 redundant reserves over the US RBC CTE 98 total asset requirement (“TAR”). Finally, the continued application of Reg 213 resulted in a corresponding decrease of $0.7 billion in statutory net income for the year ended December 31, 2022, which was largely offset by net income gains on our hedging program during the same period as noted.
During the fourth quarter 2020, Equitable Financial received approval from NYDFS for its proposed amended Plan of Operation for Separate Account No. 68 (“SA 68”) for our Structured Capital Strategies product and Separate Account No. 69 (“SA 69”) for our EQUI-VEST product Structured Investment Option, to change the accounting basis of these two non-insulated Separate Accounts from fair value to book value in accordance with Section 1414 of the Insurance Law to align with how we manage and measure our overall general account asset portfolio. In order to facilitate this change and comply with Section 4240(a)(10), the Company also sought approval to amend the Plans to remove the requirement to comply with Section 4240(a)(5)(iii) and substitute it with a commitment to comply with Section 4240(a)(5)(i). Similarly, the Company updated the reserves section of each Plan to reflect the fact that Regulation 128 would no longer be applicable upon the change in accounting basis. We applied this change effective January 1, 2021. The impact of the application is an increase of approximately $2.2 billion in statutory surplus and an increase in statutory net income for the year ended December 31, 2022 of $2.3 billion, respectively.
Equitable Financial and Equitable America cede a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.
Differences between Statutory Accounting Principles and U.S. GAAP
Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (j) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.